Submission	Nov. 13, 2025
Submission [Line Items]
Central Index Key	0001070423
Registrant Name	PLAINS ALL AMERICAN PIPELINE LP
Registration File Number	333-281967
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A